UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,890	$ 1,029	¥ 9,251
Prepaid expenses	15,136	2,260	4,704
Accounts receivable, net	5,044	753	5,554
Amounts due from related parties, net	868	130	200
Inventories, net	432	64	490
Other current assets, net	3,164	472	3,350
Total current assets	31,534	4,708	23,549
Property and equipment, net	19,142	2,858	20,264
Land use rights, net	1,125	168	1,138
Intangible assets, net	113	17	8,857
Goodwill			12,758
Right-of-use assets	8,396	1,253
Long-term investments	836	125	923
TOTAL ASSETS.	61,146	9,129	67,489
Current liabilities:
Short-term debts	5,915	883	33,759
Accounts payable	3,305	494	2,732
Advance from customers	4,563	681	4,174
Amounts due to related parties	1,474	220	2,471
Lease liability-current	1,029	154
Accrued expenses and other current liabilities	20,639	3,081	19,770
Total current liabilities	36,925	5,513	62,906
Deferred tax liabilities			2,158
Lease liability-non-current	7,530	1,124
Other long-term liabilities	1,094	163	1,107
TOTAL LIABILITIES.	45,549	6,800	66,171
Commitments and contingencies
Shareholders' equity (deficit):
Additional paid-in capital	527,208	78,710	465,334
Accumulated deficit	(523,721)	(78,189)	(475,646)
Accumulated other comprehensive income	4,370	652	4,532
Total AnPac Bio-Medical Science Co., Ltd. shareholders' equity (deficit)	10,520	1,571	(4,499)
Non-controlling interests	5,077	758	5,817
Total shareholders' equity	15,597	2,329	1,318
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	61,146	9,129	67,489
Class A ordinary shares
Shareholders' equity (deficit):
Ordinary shares	2,478	370	1,096
Class B ordinary shares
Shareholders' equity (deficit):
Ordinary shares	¥ 185	$ 28	¥ 185